Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ 7,988	¥ 5,072	¥ 7,681
Income tax expense (benefit)		(468,370)	(354,825)	(397,349)
Equity in earnings (Losses) of affiliated companies		(21)	5,772	5,889
Net income		1,059,378	980,206	675,169
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income		473	13,589	4,655
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		16,248	17,997	(62)
Income tax expense (benefit)		(4,992)	(5,728)	93
Equity in earnings (Losses) of affiliated companies		53	249	(198)
Net income		11,309	12,518	(167)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		3,647	2,814	2,494
Income tax expense (benefit)		(1,115)	(904)	(872)
Equity in earnings (Losses) of affiliated companies		(70)	(47)	(34)
Net income		2,462	1,863	1,588
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net			273	3,453
Income tax expense (benefit)		265
Equity in earnings (Losses) of affiliated companies		(776)
Net income		(511)	273	3,453
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(18,208)	(1,583)	(631)
Income tax expense (benefit)		5,421	518	412
Net income		¥ (12,787)	¥ (1,065)	¥ (219)

[1]	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.